Long term financial assets (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Fair value of preferred shares				€ 3,200
Increase in fair value			€ 10	€ 24
Decrease in fair value	€ 71	€ 49
Preferred Shares
Disclosure of financial assets [line items]
Fair value of preferred shares	€ 3,200		€ 3,200